Applicable laws and regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash [abstract]
Capital funds	$ 1,048,182	$ 1,026,125
Risk-weighted assets	$ 5,187,054	$ 5,937,648
Capital adequacy index	20.21%	17.28%